Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000024657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 14,877	$ 14,877	$ 14,877	$ 12,457	$ 12,229	$ 13,943	$ 11,770	$ 11,457	$ 10,708	$ 10,704	$ 9,720	$ 9,345	$ 9,450
Average Annual Return, Percent		12.88%	4.17%	4.05%
C000024657 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		19.43%	5.36%	4.64%
C000024659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 14,826	$ 14,826	$ 14,826	12,414	12,187	14,002	11,907	11,679	10,997	11,076	10,132	9,813	10,000
Average Annual Return, Percent		17.55%	4.57%	4.02%
C000024659 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		18.55%	4.57%	4.02%
C000098257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 16,151	$ 16,151	$ 16,151	13,490	13,211	15,024	12,651	12,284	11,451	11,419	10,343	9,919	10,000
Average Annual Return, Percent		19.72%	5.63%	4.91%
C000051328 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — including sales load
Account Value		$ 15,581	$ 15,581	$ 15,581	13,047	12,808	14,603	12,327	12,000	11,215	11,211	10,180	9,787	9,900
Average Annual Return, Percent		17.21%	5.15%	4.53%
C000051328 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — excluding sales load
Average Annual Return, Percent		19.43%	5.36%	4.64%
Morningstar Moderately Conservative Allocation Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Funds Average
Account Value		$ 15,003.1	$ 15,003.1	$ 15,003.1	12,685.04	12,309.46	14,450.32	12,373.77	12,113.44	11,081.82	11,205.22	10,275.58	9,910.536	10,000
Average Annual Return, Percent		18.29%	4.37%	4.16%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Account Value		$ 12,650.41992	$ 12,650.41992	$ 12,650.41992	11,492.12205	11,226.96581	12,665.71076	12,325.81651	11,903.65344	10,913.87919	10,947.78448	10,753.80203	10,287.283	10,000
Average Annual Return, Percent		10.08%	1.22%	2.38%
Bloomberg US Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Account Value		$ 11,974.28258	$ 11,974.28258	$ 11,974.28258	10,768.0693	10,641.27636	12,636.48962	12,576.12672	11,868.6675	10,658.23709	10,870.05201	10,682.1267	10,166.593	10,000
Average Annual Return, Percent	[1]	11.20%	0.18%	1.82%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 33,950.4802	$ 33,950.4802	$ 33,950.4802	24,598.75448	22,333.50706	26,155.03491	18,301.24182	16,681.39648	14,591.05687	13,592.51789	10,994.30609	10,519.954	10,000
Average Annual Return, Percent	[1]	38.02%	15.26%	13.00%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 23,391.7945	$ 23,391.7945	$ 23,391.7945	17,859.55458	17,835.67796	19,177.56683	13,340.28686	14,432.1294	12,977.00837	12,594.76237	10,693.38632	10,052.934	10,000
Average Annual Return, Percent		30.98%	10.14%	8.87%
Forty Russell 1000 Value Index 60 S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		40% Russell 1000 Value Index / 60% S&P Municipal Bond Index
Account Value		$ 16,604.66787	$ 16,604.66787	$ 16,604.66787	$ 14,054.70679	$ 13,835.78274	$ 15,255.8466	$ 12,937.75077	$ 12,986.61718	$ 11,766.85354	$ 11,634.99065	$ 10,766.32855	$ 10,214.9745	$ 10,000
Average Annual Return, Percent		18.14%	5.04%	5.20%

[1]	The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.